Net Loss Per Share Attributable to Common Stockholders - Schedule of unaudited pro forma basic and diluted net loss per share (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (49,012)	$ (21,041)	$ (33,544)	$ (17,001)
Reversal of accretion of redeemable convertible preferred stock	$ 96	$ 119	162	$ 143
Pro forma net loss attributable to common stockholders			$ (33,382)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	36,636	16,328	16,573	14,442
Pro forma adjustment to reflect conversion of redeemable convertible preferred stock			55,183
Pro forma adjustment to reflect vesting of Performance RSUs			1
Weighted-average shares used in computing pro forma net loss per share, basic and diluted			71,757
Pro forma net loss per share, basic and diluted			$ (0.47)